COMMITMENTS AND CONTINGENCIES (Future Minimum Lease Payments for Non-cancelable Operating Leases) (Details) (Non-cancelable Operating Lease Agreements [Member], CNY)
In Thousands, unless otherwise specified
Dec. 31, 2010
Operating Leased Assets [Line Items]
2014	1,612,449
2015	1,627,801
2016	1,626,470
2017	1,614,857
2018	1,561,837
Thereafter	8,741,346
Total	16,784,760
Related party [Member]
Operating Leased Assets [Line Items]
2014	1,800
2015	1,800
2016	1,650
2017	500
2018	0
Thereafter	0
Total	5,750
Non-related party [Member]
Operating Leased Assets [Line Items]
2014	1,610,649
2015	1,626,001
2016	1,624,820
2017	1,614,357
2018	1,561,837
Thereafter	8,741,346
Total	16,779,010